Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Apr. 29, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Document Effective Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
AXS Real Estate Income ETF | AXS Real Estate Income ETF
Prospectus:
Trading Symbol	RINC